TATES
IANGE COMMISSION
D.C. 20549

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OFFICIAL USE	
FILE NO.	84-1869
DOC. SEQ. NO.	
EFFECTIVE DATE	

FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

Read all instructions on reverse side before preparing form. Please print or type.

1. Transfer Agent File No.: 84-1869
2. Full name of registrant: Federated Shareholder Services Company

3. Name under which transfer agent activities are conducted, if different from above: NA

4. Address of registrants principal place of business: *No. and street* 5800 Corporate Dr. *City* Pittsburgh *State* PA *Zip Code* 15237-5829

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration. (See Attached)

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section. June 30, 2004

   Does registrant have any intention of performing in the near future a transfer agent function for any such security? No

7. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.
   ☒ Yes ☐ No (See Attached)

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.
   ☐ Yes ☒ No

9. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state. (See Attached)

10. For each issue shown on Schedule B of registrants Form TA-I, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions. (See Attached)

11. Furnish the address(es), if different from Item 10, where such books and records will be located. NA

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations.
(See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

Dated the 30th *day of* June, 2005

Federated Shareholder Services Company
(Name of transfer agent)

Thomas R Donahue
(Manual signature of principal officer or duly authorized principal)

Thomas R. Donahue
(Printed name of principal officer or duly authorized principal)

Chairman (412) 288-1222
(Title) *(Telephone number)*

Persons who potentially are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 1669 (7-02)

Federated Shareholder Services Company
Form TA-W
Notice of Withdrawal from Registration as Transfer Agent
Transfer Agent File No. 84-1869

5. Federated Investors, the parent company of Federated Shareholder Services Company, sold the transfer agent operations performed on behalf of the Federated Funds and certain bank-sponsored mutual funds to State Street Bank and Trust Company.

7. Information regarding legal actions is attached.

9. State Street Bank and Trust Company
   225 Franklin Street
   Boston, MA 02110

10. Boston Financial Data Services
    1099 Hingham Street
    Rockland, MA 02370

7. Federated Shareholder Services Company (the "registrant") served as transfer agent for certain investment companies ("Federated Funds") advised and distributed by subsidiaries of Federated Investors, Inc. ("Investors"). Investors and its subsidiaries are the subject of an investigation by the Office of the New York Attorney General and the Philadelphia District Office of the U.S. Securities and Exchange Commission regarding market timing and late trading in the shares of certain Federated Funds. In addition, the following civil actions have been filed based on claims of market timing and/or late trading in the shares of certain Federated Funds or have been filed directly against the registrant. Although the registrant is not a named party in all of these actions, the registrant might be deemed to be "indirectly involved" due to its status and actions as transfer agent for the Federated Funds.

Abbreviated Case Name, Docket Number (Jurisdiction) (Date Filed)	Plaintiff Law Firm	Counts and Bases For Claims Asserted Against Defendants	Defendants Named
In re Mutual Funds Investment Litigation: Consolidated Amended Class Action Complaint, No. 04-md-15861 (D. Md. filed Sept. 29, 2004)	Bernstein, Liebhard & Lifshitz, LLP Milberg, Weiss, Bershad & Schulman, LLP	I. Sec. Act of 1933 § 11 II. Sec. Act of 1933 § 12(a)(2) III. Sec. Act of 1933 § 15 IV. Ex. Act of 1934 § 10(b) and SEC Rule 10b-5 V. Ex. Act of 1934 § 10(b) and SEC Rule 10b-5 VI. Ex. Act of 1934 § 20(a) VII. ICA of 1940 § 34(b)(a) VIII. ICA of 1940 § 36(a) IX. ICA of 1940 § 36(b)	Federated Investors, Inc., Federated Equity Management Company of Pennsylvania, Federated Services Co., Federated Securities Corp., John F. Donahue, J. Christopher Donahue, Lawrence D. Ellis, Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis, John F. Cunningham, Peter E. Madden, Charles F. Mansfield, John E. Murray, Marjorie P. Smuts, John S. Walsh, Timothy Pillion, Keith A. Nixon, Paul Hauf, Edward J. Stern, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., Veras Investment Partners, LLP, Bank of America Corp., Banc of America Securities, LLC, Lehman Brothers, Inc., Ron Basu, Richard Kirsch, Security Trust Company, N.A., Federated American Leaders Fund, Inc., Federated Equity Funds, Federated Equity Income Fund, Federated Index Trust, Federated Stock Trust, Federated High Income Bond Fund, Inc., Federated High Yield Trust, and Federated Institutional Trust.

		X. ICA of 1940 § 48(a) XI. Common Law Breach of Fiduciary Duty/ Constructive Fraud XII. Aiding and Abetting a Breach of Fiduciary Duty XIII. Unjust Enrichment	
In re Mutual Funds Investment Litigation: Consolidated Amended Fund Derivative Complaint, No. 04-md-15861 (D. Md. filed Sept. 29, 2004)	Fund Derivative Executive Committee: Pomerantz, Haudek, Block, Grossman & Gross, LLP Wolf Haldenstein Adler Freeman & Herz LLP Chimicles & Tikellis, LLP Federated Funds Derivative Plaintiffs' Steering Committee: Law Office of Klari Neuwelt Fund Derivative Plaintiffs' Counsel:	I. ICA of 1940 § 36(b) II. ICA of 1940 § 36(a) III. ICA of 1940 § 47 IV. IAA of 1940 §§ 206 and 215 V. ICA of 1940 § 48 VI. Common Law Breach of Fiduciary Duty VII. Breach of Contract VIII. Breach of Contract IX. Aiding and Abetting A Breach of Fiduciary Duty X. Unjust Enrichment XI. Common Law Interference with Contract	Federated Investors, Inc., Federated Investment Management Co., Federated Global Investment Management Corp., Federated Securities Corp., Federated Services Co., John F. Donahue, J. Christopher Donahue, Lawrence D. Ellis, Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis, John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Marjorie P. Smuts, John S. Walsh, Federated Global Value Fund, Federated Global Equity Fund, Bank of America Corp., Banc of America Securities, LLC, Bank of America, N.A., Aurum Securities Corp., Aurum Capital Management Corp., Trautman Wasserman & Co., Pritchard Capital Partners LLC, Lehman Brothers Holdings, Inc., Lehman Brothers, Inc., Noah Lerner, Andrew Goodwin, Edward J. Stern, Canary Capital Partners, LLC, Canary Capital Partners, Ltd., Canary Investment Management, LLC,

	Faruqi & Faruqi	XII. Civil Conspiracy	
Reaves v. Federated Investors, Inc., No. 04-2475 (W.D. Tenn. filed June 25, 2004) *transferred* No. 05cv201 (W.D. Pa. Feb. 14, 2005).	Armstrong Allen PLLC	I. ICA § 36(b) – Discriminatory Redemption Fees II. ICA § 36(b) – Shareholder Service Fees III. ICA § 36(b) 12b-1 Fees IV. ICA § 36(b) Investment Advisory Fees	Federated Investors, Inc., Federated Equity Management Co. of Pennsylvania, Federated Securities Corp., Federated Global Investment Management Corp. Federated Investment Company, Federated Services Company, Federated Shareholder Services Company

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
OPERATIONS CENTER
6432 GENERAL GREEN WAY
ALEXANDRIA, VIRGINIA 22312-2413

OFFICE OF FILINGS AND
INFORMATION SERVICES

July 19, 2005

Federated Shareholder Services Company
5800 Corporate Dr.
Pittsburgh, PA 15237-5829

Re: Form TA-W
SEC File No.: **84-1869**

Dear Registrant:

Your notice on Form TA-W requesting withdrawal of your registration as a transfer agent pursuant to Section 17A(c)(3)(c) of the Securities Exchange Act of 1934 was filed on July 1, 2005.

Rule 17Ac3-1 provides that withdrawal from registration shall become effective on the 60th day after the filing of Form TA-W or within such shorter period of time as the Commission may determine.

However, if a notice to withdraw from registration is filed with the Commission at any time subsequent to the date of issuance of a Commission order instituting proceedings pursuant to Section 17A(c)(3)(A) of the Act, or if prior to the effective date of the notice or withdrawal the Commission institutes such a notice of withdrawal shall not become effective except at such time and upon such terms and conditions as the Commission deems necessary or appropriate in the public interest or for the protection of investors.

Sincerely,

Carlton Middleton, Legal Instruments Examiner
Branch of Registrations & Examinations